Convertible Credit Facilities (Rio Tinto) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2007
Credited to share capital upon conversion			$ 400,832
Rio Tinto Plc [Member]
Principal amount of convertible credit facility			350,000	350,000
Accrued paid-in-kind interest	50,800		50,832
Convertible credit facility sub total before below noted additions and deductions			400,832
Beneficial conversion feature	36,300		(36,314)
Share purchase warrants			(9,403)
Accretion of discount			45,717
Convertible credit facility sub total			400,832
Credited to share capital upon conversion	400,800		(400,832)
Rio Tinto, convertible credit facility